Financial Instruments - Remaining Contractual Maturity for its Financial Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Undiscounted cash flows of financial liabilities, Trade and other payables	¥ 601,975		¥ 622,236
Undiscounted cash flows of financial liabilities, Bank borrowings - fixed rate	480,801		569,366
Undiscounted cash flows of financial liabilities, Amount due to a shareholder	9,911		8,742
Undiscounted cash flows of financial liabilities	1,092,687		1,200,344
Carrying amount, Trade and other payables	601,975	$ 87,554	622,236
Carrying amount, Bank borrowings - fixed rate	473,000	68,795	558,000
Carrying amount, Amount due to a shareholder	9,911	1,441	8,742
Carrying amount	1,084,886	$ 157,790	1,188,978
On demand/less than 3 months [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Undiscounted cash flows of financial liabilities, Trade and other payables	437,975		432,236
Undiscounted cash flows of financial liabilities, Bank borrowings - fixed rate	257,406		259,185
Undiscounted cash flows of financial liabilities, Amount due to a shareholder	9,911		8,742
Undiscounted cash flows of financial liabilities	705,292		700,163
3 months to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Undiscounted cash flows of financial liabilities, Trade and other payables	164,000		190,000
Undiscounted cash flows of financial liabilities, Bank borrowings - fixed rate	223,395		310,181
Undiscounted cash flows of financial liabilities	¥ 387,395		¥ 500,181
Weighted average [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Weighted average effective interest rate	4.35%	4.35%	4.35%